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LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)


                                                                ANNUAL REPORT TO
                                                   CONTRACT HOLDERS FOR THE YEAR
                                                         ENDED DECEMBER 31, 2000



Annual Report
For Contract Holders of Kemper Passport

* Kemper Variable Series


                                                   LOGO: KEMPER ANNUITIES & LIFE
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This annual report must be preceded or accompanied by the current prospectus.



Kemper Passport is a variable and market value-adjusted deferred annuity contract (policy form series L-1600) issued by Kemper Investors Life Insurance Company. Securities are distributed by Investors Brokerage Services, Inc., located at 1 Kemper Drive, Long Grove, IL 60049. Kemper Passport is not available in all states. The contract contains limitations. Policy forms may vary per state.


INVESTMENT MANAGER:
Zurich Scudder Investments, Inc.
222 South Riverside Plaza  Chicago, IL 60606
(Tel) 800-778-1482



Printed on recycled paper.
PAS2-2 (2/28/01) 5648
Printed in the U.S.A.


                                                   LOGO: KEMPER ANNUITIES & LIFE
                                   Long-term investing in a short-term world(SM)

LOGO: ZURICH KEMPER
1 KEMPER DRIVE
LONG GROVE, IL  60049-0001